Supplement dated June 23, 2026 to the

currently effective Prospectus and Statement of Additional Information.

Shares of each Fund listed below are not currently offered or available for purchase on the secondary market.

Tradr 2X Long CIEN Daily ETF
Tradr 2X Long FANG Daily ETF
Tradr 2X Long FN Daily ETF
Tradr 2X Long FTAI Daily ETF
Tradr 2X Long IBRX Daily ETF
Tradr 2X Long LASR Daily ETF
Tradr 2X Long LHX Daily ETF
Tradr 2X Long LNG Daily ETF
Tradr 2X Long LSCC Daily ETF
Tradr 2X Long MKSI Daily ETF
Tradr 2X Long OWL Daily ETF
Tradr 2X Long Q Daily ETF
Tradr 2X Long RMBS Daily ETF
Tradr 2X Long SWMR Daily ETF
Tradr 2X Long TE Daily ETF
Tradr 2X Long TSEM Daily ETF
Tradr 2X Long VLO Daily ETF

Each a series of Investment Managers Series Trust II

Please retain this Supplement for future reference.